Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2014
Financial Instruments and Derivatives Financial Instruments, Except for Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts

The following information is provided to help readers gain an understanding of the relationship between amounts reported in the accompanying consolidated financial statements and the related market or fair value.

The disclosures include financial instruments and derivative financial instruments, other than investment in direct financing leases, investment in subsidiaries and affiliates, pension obligations and insurance contracts.

March 31, 2013

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Trading instruments
Trading securities	¥33,041	¥33,041	¥2,184	¥30,857	¥0
Futures, Foreign exchange contracts:
Assets	147	147	147	0	0
Liabilities	0	0	0	0	0
Credit derivatives held/written:
Assets	370	370	0	370	0
Liabilities	100	100	0	100	0
Options held/written and other:
Assets	5,654	5,654	0	3,555	2,099
Liabilities	3,530	3,530	0	3,530	0
Non-trading instruments
Assets:
Cash and cash equivalents	¥826,296	¥826,296	¥826,296	¥0	¥0
Restricted cash	106,919	106,919	106,919	0	0
Time deposits	8,356	8,356	0	8,356	0
Installment loans (net of allowance for probable loan losses)	2,602,737	2,625,132	0	82,125	2,543,007
Investment in securities:
Practicable to estimate fair value	852,550	861,570	166,398	552,394	142,778
Not practicable to estimate fair value*	208,077	208,077	0	0	0
Liabilities:
Short-term debt	¥420,726	¥420,726	¥0	¥420,726	¥0
Deposits	1,078,587	1,081,273	0	1,081,273	0
Long-term debt	4,061,534	4,081,912	0	1,486,219	2,595,693
Futures, Foreign exchange contracts:
Assets	883	883	0	883	0
Liabilities	4,685	4,685	0	4,685	0
Foreign currency swap agreements:
Assets	2,890	2,890	0	2,890	0
Liabilities	8,263	8,263	0	8,263	0
Interest rate swap agreements:
Assets	4,654	4,654	0	4,654	0
Liabilities	1,459	1,459	0	1,459	0

*	The fair value of investment securities of ¥208,077 million was not estimated, as it was not practical.

March 31, 2014

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Trading instruments
Trading securities	¥16,079	¥16,079	¥275	¥15,804	¥0
Futures, Foreign exchange contracts:
Assets	8	8	8	0	0
Liabilities	184	184	28	156	0
Credit derivatives held/written:
Assets	29	29	0	29	0
Liabilities	265	265	0	265	0
Options written and other:
Assets	5,486	5,486	0	3,000	2,486
Liabilities	3,605	3,605	0	3,605	0
Non-trading instruments
Assets:
Cash and cash equivalents	¥827,299	¥827,299	¥827,299	¥0	¥0
Restricted cash	86,690	86,690	86,690	0	0
Time deposits	7,510	7,510	0	7,510	0
Installment loans (net of allowance for probable loan losses)	2,246,143	2,274,922	0	120,583	2,154,339
Investment in securities:
Practicable to estimate fair value	984,654	991,959	230,618	671,023	90,318
Not practicable to estimate fair value*	213,843	213,843	0	0	0
Liabilities:
Short-term debt	¥309,591	¥309,591	¥0	¥309,591	¥0
Deposits	1,206,413	1,206,642	0	1,206,642	0
Long-term debt	3,858,874	3,865,456	0	1,235,377	2,630,079
Futures, Foreign exchange contracts:
Assets	852	852	0	852	0
Liabilities	4,782	4,782	0	4,782	0
Foreign currency swap agreements:
Assets	3,534	3,534	0	3,534	0
Liabilities	7,176	7,176	0	7,176	0
Interest rate swap agreements:
Assets	2,528	2,528	0	2,528	0
Liabilities	634	634	0	634	0

*	The fair value of investment securities of ¥213,843 million was not estimated, as it was not practical.